DERIVATIVE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF VALUATION ASSUMPTIONS
	Six Months Ended June 30, 2021	Year Ended December 31, 2020

Expected term	1 year	-
Expected volatility	164 - 214%	-
Expected dividend yield	-	-
Risk-free interest rate	0.15%	-

SCHEDULE OF DERIVATIVE LIABILITIES

The Company’s derivative liabilities are as follows:

	June 30, 2021	December 31, 2020
Fair value of the GS Capital conversion option	$280,000	$-
Fair value of the Platinum Point conversion option	1,024,000	-
Fair value of the Platinum Point warrants (200,000 warrants)	206,000	-
	$1,510,000	$-

SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES

Activity related to the derivative liabilities for the period ended June 30, 2021 is as follows:

Beginning balance as of December 31, 2020	$-
Issuances of warrants/conversion option – derivative liabilities	313,868
Warrants exchanged for common stock	-
Change in fair value of warrants/conversion option - derivative liabilities	1,196,132
Ending balance as of June 30, 2021	$1,510,000